Shareholder's Equity - Summary of Stock Issuances (Details) (10K) - shares	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015
Shareholders Equity - Schedule Of Earnings Per Share Basic And Diluted Details 10k
Shares issued for achievement of EBITDA targets			500,000
Shares issued for warrant exercises		1,001,848	1,001,848
Shares issued for exercise of unit purchase options	592,656		592,656
Total ordinary shares issued			2,094,504